Commitments and Contingencies (Details 2) (Detail) ₩ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 KRW (₩)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 KRW (₩)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 KRW (₩)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)
Commitments and Contingencies
Capital lease, interest payment	₩ 4,000		₩ 11,000		₩ 24,000
Principal Payments
Future minimum lease payments
2016	17,000
2017	0						$ 0
Interest
Future minimum lease payments
2017	0						$ 0
Capital Lease Obligations | Principal Payments
Commitments and Contingencies
Capital lease, principal payment	117,000	$ 103	144,000	$ 137	256,000	$ 243
Capital Lease Obligations | Interest
Commitments and Contingencies
Capital lease, interest payment	₩ 4,000	$ 4	₩ 11,000	$ 11	₩ 23,000	$ 22